Capital Assets (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant And Equipment [Table Text Block]
		December 31, 2012
	Cost	Accumulated amortization	Net book value

Land and improvements	$146,044	$-	$146,044
Buildings and improvements	251,157	55,100	196,057
Vehicles and equipment	814,371	389,810	424,561
Containers and compactors	325,212	173,314	151,898
Furniture, fixtures and computer equipment	31,653	22,695	8,958
	$1,568,437	$640,919	$927,518

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Land and improvements	$129,582	$-	$129,582
Buildings and improvements	189,859	43,146	146,713
Vehicles and equipment	664,157	315,971	348,186
Containers and compactors	284,720	141,497	143,223
Furniture, fixtures and computer equipment	26,020	17,666	8,354
	$1,294,338	$518,280	$776,058